Note 8 - Income Tax Provision	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure
Note 8 – Income Tax Provision

Deferred Tax Assets

At March 31, 2013, the Company had net operating loss (“NOL”) carry–forwards for Federal income tax purposes of $1,754,397 that may be offset against future taxable income through 2033. No tax benefit has been reported with respect to these net operating loss carry-forwards because the Company believes that the realization of the Company’s net deferred tax assets of approximately $596,495 was not considered more likely than not and accordingly, the potential tax benefits of the net loss carry-forwards are offset by a full valuation allowance.

Deferred tax assets consist primarily of the tax effect of NOL carry-forwards. The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding its realization. The valuation allowance increased approximately $552,271 and $44,224 for the Fiscal Year ended March 31, 2013 and for the Period from April 4, 2011 (inception) through March 31, 2012, respectively.

Components of deferred tax assets are as follows:

	March 31, 2013	March 31, 2012
Net deferred tax assets – non-current:

Expected income tax benefit from NOL carry-forwards	$552,271	$44,224

Less valuation allowance	(552,271)	(44,224)

Deferred tax assets, net of valuation allowance	$-	$-

Income Tax Provision in the Statement of Operations

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income tax provision is as follows:

	For the Fiscal Year Ended March 31, 2013	For the Period from April 4, 2011 (inception) through March 31, 2012

Federal statutory income tax rate	34.0	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)	(34.0)

Effective income tax rate	0.0%	0.0%

Tax Returns Remaining subject to IRS Audits

The corporation income tax return for the Period from April 4, 2011 (inception) through March 31, 2012 was not yet filed. The corporation income tax return for the Period from April 4, 2011 (inception) through March 31, 2012 will remain subject to audit under the statute of limitations by the Internal Revenue Service for a period of three (3) years from the date they are filed.